Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Summary of financial position of variable interest entities

December 31, 2010 $
ASSETS
Vessels and equipment
Advances on newbuilding contracts	79,535
Other assets	651

Total assets	80,186

LIABILITIES AND DEFICIT
Accrued liabilities and other	587
Advances from affiliates	79,612

Total liabilities	80,199
Total deficit	(13)

Total liabilities and total deficit	80,186